INVENTORIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Inventory write-offs	$ 1,002	$ 2,080	$ 1,332